Basis of preparation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)
Going Concern Basis [Abstract]
Outstanding loan	$ 11,174,200,426		$ 6,682,672,814
Segments [Abstract]
Number of segments | Segment	1
Bancomext [Member]
Going Concern Basis [Abstract]
Outstanding loan		$ 2,029.1